SHARE-BASED COMPENSATION EXPENSE	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION EXPENSE

13. SHARE-BASED COMPENSATION EXPENSE

The Company measures share-based compensation as the grant date fair value of the award and recognizes this amount as an expense over the grant recipients’ requisite service period.

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2010	2011	2012
Share options	$1,240	$100	$481
Restricted stock units	8,845	11,373	13,833

Total share-based compensation expense	$10,085	$11,473	$14,314

On July 18, 2005, the Company, after consultation with the Board, granted 27,895,000 share options to management employees. Generally, the share options vested over three years, with 30% of the options becoming exercisable two years from the commencement date of the vesting period (the “Date”) and the remaining 70% becoming exercisable after three years from the Date. For certain employees, share options were fully vested on the grant date. As of December 31, 2012, 166,400 share options were outstanding which do not have a stated expiration date.

On June 1, 2006, the shareholders of the Company approved and reserved an aggregate of 74,044,450 ordinary shares for the issuance of options granted in 2005, 2006 and 2007. In 2006 and 2007, the Company granted an aggregate of 36,250,000 and 10,416,950 share options, respectively. These options generally vested in two to four years. No option was outstanding as of December 31, 2012.

On July 15, 2008, the Company adopted the 2007 Employee Share Incentive Plan (the “Plan”), which was approved by the Board of Directors. The Plan provides for the issuance of share-based awards such as share options and nonvested restricted stock units of 46,044,400 ordinary shares. On November 12, 2010, the Company’s shareholders approved an increase in the number of shares in share-based awards under the Plan to 82,044,400. The award terms are generally granted at the fair market value of the ordinary shares at the date of grant and generally vest in one to five years. The maximum term of each share option expires ten years from the grant date. As of December 31, 2012, the Company had granted 16,033,138 share options and 43,795,736 nonvested restricted stock units under the Plan.

Share options

The fair value of each share option awarded is estimated on the date of grant using the Black-Scholes option pricing model with the following significant assumptions:

	2010	2011	2012
Risk-free interest rate	1.84 - 3.03%	1.53 - 2.90%	0.93%
Expected life (in years)	5.50 - 6.25	6.00	6.00
Expected volatility	43.50 - 45.20%	42.2 - 42.8%	44.3%
Expected dividends	—	—	—

The weighted-average grant-date fair value of options granted for the years ended December 31, 2010, 2011 and 2012 was $0.94, $0.93 and $0.79, respectively.

The measure of expected volatility is based on the average historical volatility of the Company’s stock and that of comparable companies over a time period commensurate with the expected life of the option. The Company uses available data to estimate the timing of option exercises and employee terminations within the pricing formula. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury note yield.

The following summarizes the Company’s share option activity as of and for the year ended December 31, 2012:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	6,975,344	$1.76	7.11 years	$1,868
Granted	1,200,000	1.84
Forfeited	(1,086,352)	3.29
Exercised	(1,752,184)	0.79

Outstanding at December 31, 2012	5,336,808		7.06 years	$1,878

Vested or expected to vest at December 31, 2012	5,308,347	$1.79	7.06 years	$1,873

Exercisable at December 31, 2012	3,592,600	$1.77	6.01 years	$1,614

The calculation of the weighted-average remaining contractual term above does not include 166,400 options granted on July 18, 2005, which do not have a stated expiration date.

The number of options exercised during 2010, 2011 and 2012 totaled 5,719,584; 3,751,360 and 1,752,184 and had an aggregate intrinsic value of $9.4 million, $5.8 million and $1.9 million, respectively.

As of December 31, 2012, there was $0.4 million of total unrecognized compensation expense related to unvested share options granted under the Plan, which is expected to be recognized over a weighted-average period of 1.52 years.

Nonvested Restricted Stock Units

The fair value of each nonvested restricted stock unit that vests solely on the basis of a service condition is based on the fair market value of the underlying ordinary shares on the date of grant.

In December 2012, the Company issued nonvested restricted stock units to the chief executive officer that will vest in three years and will become exercisable if the average price of the Company’s stock equals or exceeds a certain price threshold during a previously defined period of time. To the extent that the market condition is not met, the nonvested restricted stock units will terminate. The Company estimated the grant-date fair value using a Monte Carlo simulation with the following assumptions

2012
Risk-free interest rate	0.14 - 0.24%
Expected volatility	36.91%
Expected dividends	—

A summary of nonvested restricted stock unit activity under the Plan for the year ended December 31, 2012 is presented below:

Nonvested Restricted Stock Units	Number of Nonvested Restricted Stock Units	Weighted Average Grant-Date Fair Value
Nonvested restricted stock units at January 1, 2012	16,864,616	$1.58
Granted	9,501,144	1.69
Forfeited	(901,864)	1.72
Vested	(5,991,456)	1.51

Nonvested restricted stock units at December 31, 2012	19,472,440	1.66

As of December 31, 2012, there was $14.2 million of total unrecognized compensation expense related to nonvested restricted stock units under the plan, which is expected to be recognized over a weighted-average period of 2.58 years.

The total fair value of nonvested restricted stock units vested in 2010, 2011 and 2012 was $7.8 million, $9.8 million and $9.0 million, respectively.